Significant Accounting Policies - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of voluntary change in accounting policy [line items]
Reclassification of modification loss on bank loan into finance charges	£ 0.7
OncoMed [Member]
Disclosure of voluntary change in accounting policy [line items]
Acquisition of non-current assets	£ 22.4